PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3. PROPERTY, PLANT AND EQUIPMENT

The Company’s property, plant and equipment balances consist of the following:

	Facilities & Scientific Equipment	Computer Equipment	Office Equipment	Total
At December 31, 2023	£4,979,026	£366,823	£86,331	£5,432,180
Additions	20,853	-	-	20,853
At June 30, 2024	4,999,879	366,823	86,331	5,453,033

Depreciation
At December 31, 2023	3,731,217	341,763	84,402	4,157,382
Depreciation expense	215,067	6,734	1,006	222,807
At June 30, 2024	3,946,284	348,497	85,408	4,380,189

Net book value
At June 30, 2024	£1,053,595	£18,326	£923	£1,072,844

At December 31, 2023	£1,247,809	£25,060	£1,929	£1,274,798

Depreciation expense on these assets for the six months ended June 30, 2024 and 2023, was £222,807 and £330,260, respectively, and is included in research and development and administrative expenses in the accompanying unaudited condensed consolidated statements of operations.